Subsequent Events (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2014	Feb. 28, 2007	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Stock Repurchase Program, Authorized Amount	$ 10,000,000,000	$ 7,500,000,000
Payments for repurchase of common stock	$ 1,700,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 2,000,000,000	$ 0	$ 0
Common shares repurchased (in shares)	17,719,132.000000		11,942,737.000000	11,542,106.000000	23,484,843	0	0